CASH (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Bank balances and cash	$ 8,349,867	$ 8,046,950	$ 2,959,219	$ 4,407,246